Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in fair value of investments	$ 16,151,295
Dividends and interest	438,199
Total investment income	16,589,494
Interest income on notes receivable from participants	68,168
Contributions
Employer contributions	1,604,271
Participant contributions	3,766,311
Rollover contributions	1,596,892
Total contributions	6,967,474
Allocation of 52,900 shares of HomeTrust Bancshares, Inc. common stock at fair value	2,271,526
Total additions	25,896,662
Deductions from net assets attributed to
Benefits paid to participants	9,478,577
Interest expense	105,993
Administrative expenses	179,466
Allocation of 52,900 shares of HomeTrust Bancshares, Inc. common stock at fair value	2,271,526
Total deductions	12,035,562
Net increase	13,861,100
Net assets available for benefits
Beginning of year	86,295,895
End of year	100,156,995
Allocated
Investment income
Net appreciation in fair value of investments	12,477,390
Dividends and interest	233,943
Total investment income	12,711,333
Interest income on notes receivable from participants	68,168
Contributions
Employer contributions	1,141,142
Participant contributions	3,766,311
Rollover contributions	1,596,892
Total contributions	6,504,345
Allocation of 52,900 shares of HomeTrust Bancshares, Inc. common stock at fair value	2,271,526
Total additions	21,555,372
Deductions from net assets attributed to
Benefits paid to participants	9,478,577
Interest expense	0
Administrative expenses	179,466
Allocation of 52,900 shares of HomeTrust Bancshares, Inc. common stock at fair value	0
Total deductions	9,658,043
Net increase	11,897,329
Net assets available for benefits
Beginning of year	77,478,618
End of year	89,375,947
Unallocated
Investment income
Net appreciation in fair value of investments	3,673,905
Dividends and interest	204,256
Total investment income	3,878,161
Interest income on notes receivable from participants	0
Contributions
Employer contributions	463,129
Participant contributions	0
Rollover contributions	0
Total contributions	463,129
Allocation of 52,900 shares of HomeTrust Bancshares, Inc. common stock at fair value	0
Total additions	4,341,290
Deductions from net assets attributed to
Benefits paid to participants	0
Interest expense	105,993
Administrative expenses	0
Allocation of 52,900 shares of HomeTrust Bancshares, Inc. common stock at fair value	2,271,526
Total deductions	2,377,519
Net increase	1,963,771
Net assets available for benefits
Beginning of year	8,817,277
End of year	$ 10,781,048